Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

FST Corp. (the “Company”) was incorporated under the laws of the Cayman Islands on November 24, 2023. The Company and its subsidiaries, FST Ltd., Femco Steel Technology Co., Ltd. (“FST”) and FST’s subsidiaries (collectively, the “Group”) are principally engaged in developing, producing and selling of golf shafts and other sports equipment.

FST Ltd. was incorporated as a Cayman Islands exempted company on May 20, 2021. FST Ltd. was incorporated for the purpose of effecting the Business Combination.

FST, 99.34% owned by the Company, was incorporated under the law of Taiwan with limited liability on May 18, 1976.

FST America, Inc., wholly owned by FST, was incorporated on September 9, 2015 in Colorado, US.

FST Japan LLC, wholly owned by FST America, Inc., was incorporated on September 16, 2020 in Japan.

FST Restructuring

To maximize the Company’s control over FST’s business and operations after the closing of Business Combination and enhance the efficiency of future fundraising, the parties intend to have each existing FST’s shareholder exchange of the Company’s shares held by it, him or her with the Company’s ordinary shares, so that at the closing of Business Combination, the Company will be the sole shareholder of FST. Pursuant to the Business Combination agreement, the Company shall have acquired at least 90% of all issued and outstanding FST’s ordinary shares on or prior to the closing of Business Combination.

The Company undertook the following steps to affect FST Restructuring:

●	Formation of FST Corp. and FST Merger Ltd.

●	Each existing shareholder of FST exchanged their FST’s ordinary shares with FST Corp.’s ordinary shares. The Company purchased the issued and outstanding shares of FST from its existing shareholders, and the existing shareholders of FST subscribe to the 37,749,381 shares issued by the Company. Through the shares exchange, as of December 31, 2025, FST Corp. obtained 99.34% of the equity interests of FST.

●	At the FST Restructuring closing and immediately following the issuance of the Company’s ordinary shares to initial FST’s shareholders, each initial FST Corp.’s shareholder prior to the FST Restructuring will surrender all of its FST Corp.’s ordinary shares that were issued and outstanding immediately for no consideration to FST Corp. and all such shares of FST Corp. will be cancelled.

Immediately before and after the FST Restructuring as described above, FST Corp. together with its subsidiaries were effectively controlled by the same controlling shareholders; therefore, the FST Restructuring was accounted for as a recapitalization.

Business Combination

On January 15, 2025 (the “Closing Date”), the Company consummated the previously announced Business Combination contemplated by the Business Combination Agreement. Pursuant to the Business Combination Agreement, the Business Combination was completed in four steps: (i) at the Closing Date, each SPAC Unit outstanding immediately prior to the Closing Date was automatically detached, and the holder thereof was deemed to hold one (1) SPAC Class A Ordinary Share and one-half (1/2) of a SPAC Warrant in accordance with the terms of the applicable SPAC Unit; (ii) each SPAC Class B Ordinary Share that was issued and outstanding immediately prior to the Closing Date was automatically converted into one (1) SPAC Class A Ordinary Share in accordance with the terms of the SPAC Articles (such automatic conversion, the “SPAC Class B Conversion”); (iii)  each SPAC Class A Ordinary Share (which, for the avoidance of doubt, includes the SPAC Class A Ordinary Shares (A) issued in connection with the SPAC Class B Conversion and (B) held as a result of the unit separation) that was issued and outstanding was cancelled in exchange for the right to receive one (1) CayCo Ordinary Share; and (iv)  each SPAC Warrant that was outstanding and unexercised was converted into and become the right to receive a CayCo Warrant, which is on the same terms and conditions as the applicable SPAC Warrant. Unless otherwise defined herein, capitalized terms used herein are defined in the Business Combination Agreement.

In connection with the closing of the Business Combination, FST Merger Ltd. merged with and into Chenghe with Chenghe being the surviving company and as a direct, wholly owned subsidiary of the Company, and Chenghe changed its name to “FST Ltd.”, the Company’s Ordinary Shares commenced trading on the Nasdaq Global Market under the symbol “KBSX” on January 16, 2025.

FST was determined to be the accounting acquirer given that FST effectively controlled the combined entity after the transaction. The transaction is not a business combination because FST Ltd. was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by FST for the net monetary assets of FST Ltd., accompanied by a recapitalization. The net assets of the Company are stated at historical cost, with no goodwill or other intangible assets recorded.